Business Combination and Goodwill	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
BUSINESS COMBINATION AND GOODWILL
7	BUSINESS COMBINATION AND GOODWILL

The movement of goodwill is set out as below:

	2021	2022
Balance as of January 1,	-	30,347
Addition during the year	30,347	-
Balance as of December 31,	30,347	30,347

The Group did not incur impairment loss on goodwill for the years ended December 31, 2020, 2021 and 2022.

Yunnan Times Giant Acquisition

On June 8, 2021, the Group acquired all of the equity interests in Kunming Chenggong Times Giant Tutorial School Co., Ltd., Wenshan Times Giant Tutorial School Co., Ltd., and Kunming Wuhua District Zhuorui Cultural Training School Co., Ltd. (collectively known as “Yunnan Times Giant”) for consideration of RMB2,500, RMB12,500, and RMB5,000, respectively, from an original shareholder that was controlled by a related party of the Company.

Yunnan Times Giant is franchise of Giant Education Group in Yunnan Province. Yunnan Times Giant mainly engaged in the services of middle school entrance examination, high school entrance examination, and college entrance examination training and consulting services. The offered curriculum includes English, sports and arts, computer, vocational skills training, and STEM education subjects. It is a leader in private training and education in China with strong team of teachers, top elite management teams and high-quality educational resources.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair values on the acquisition date and consisted of the following major items.

Fair value of consideration	20,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	1,344
Property and equipment	581
Accounts receivable	39
Other assets	2,744
Accounts payable	(193)
Other liabilities	(17,504)
Total identifiable net liabilities at fair values	(12,989)
Total shareholder interest on acquisition of subsidiary	32,989

The Company has included the operating results of Yunnan Times Giant in its consolidated financial statements since the Acquisition Date. RMB5,356 in net sales and RMB228 in net loss of Yunnan Times Giant were included in the consolidated financial statements for the years ended December 31, 2021. Yunnan Times Giant was under the same control with the Company before Acquisition.

Yunnan Hengshun Acquisition

On April 30, 2021, the Group acquired all of the equity interests in Yunnan Hengshun Property Services Co., Ltd. (“Yunnan Hengshun”), a campus focused general service company for a consideration of RMB24,500 from an original shareholder that was controlled by a third party. The transaction was closed on April 30, 2021.

Yunnan Hengshun is a full general servicing company targeted at campus management. The company offers campus specialized services of security, sanitation, landscaping, repairs and maintenance, food and retail marketing, and lodging services.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair values on the acquisition date and consisted of the following major items.

Fair value of consideration	24,500
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	1,172
Property and equipment	2
Accounts receivable	1,467
Other assets	19,978
Other liabilities	(28,466)
Total identifiable net liabilities at fair value	(5,847)
Goodwill	30,347

The Company has included the operating results of Yunnan Hengshun in its consolidated financial statements since the Acquisition Date. RMB14,582 in net sales and RMB6,666 in net gain of Yunnan Hengshun were included in the consolidated financial statements for the years ended December 31, 2021.